Fair Value Instruments - Additional Information (Detail) - USD ($)	Dec. 27, 2017	Jun. 30, 2020	Jun. 12, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities				$ 145,998,591
Granted warrants to purchase common stock	33,333.33	8,668,750
Warrants exercise price	$ 0.01			$ 0.01
Purchase of outstanding warrants upon repayment of senior indebtedness percentage	75.00%
Warrants expiration date	Dec. 27, 2027
Warrant liability		$ 0		$ 29,600,000
Minimum | Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment			$ 2,000,000
Maximum | Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment			$ 3,700,000